Investment Properties - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Adjustment to rent income		$ 114,538
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Operating lease Term	1 year
Top of range [member]
Disclosure of detailed information about investment property [line items]
Operating lease Term	20 years